UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
	   By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $1,007,284 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 COM              00826t108    14171   614525 SH       SOLE                   614525        0        0
AGILENT TECHNOLOGIES INC       COM              00846u101    19572   561610 SH       SOLE                   561610        0        0
APPLE COMPUTER INC             COM              037833100    21742   256275 SH       SOLE                   256275        0        0
APPLERA CORP                   COM CELERA GRP   038020202    10315   737295 SH       SOLE                   737295        0        0
AUTOLIV INC                    COM              052800109    25616   424801 SH       SOLE                   424801        0        0
BAXTER INTL INC                COM              071813109    72019  1552462 SH       SOLE                  1552462        0        0
BOYD GAMING CORP               COM              103304101    22743   501935 SH       SOLE                   501935        0        0
BRUNSWICK CORP                 COM              117043109    24018   752905 SH       SOLE                   752905        0        0
CABOT CORP                     COM              127055101    37719   865700 SH       SOLE                   865700        0        0
COMMERCIAL METALS CO           COM              201723103    22470   870920 SH       SOLE                   870920        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105    18595  2134901 SH       SOLE                  2134901        0        0
DST SYS INC DEL                COM              233326107    87418  1395783 SH       SOLE                  1395783        0        0
DYNCORP INTL INC               CL A             26817c101     9262   583640 SH       SOLE                   583640        0        0
EAGLE MATERIALS INC            COM              26969p108    54441  1259325 SH       SOLE                  1259325        0        0
EASTMAN KODAK CO               CALL             277461909       23     9221 SH  CALL SOLE                     9221        0        0
EASTMAN KODAK CO               CALL             277461909      462     2716 SH  CALL SOLE                     2716        0        0
FLOWSERVE CORP                 COM              34354p105    46425   919848 SH       SOLE                   919848        0        0
GARTNER INC                    COM              366651107    63031  3184968 SH       SOLE                  3184968        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    13206   629155 SH       SOLE                   629155        0        0
HEALTHSOUTH CORP               COM NEW          421924309    45170  1994254 SH       SOLE                  1994254        0        0
INTERNET CAP GROUP INC         COM NEW          46059c205     9855   960556 SH       SOLE                   960556        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    42294  1459408 SH       SOLE                  1459408        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    43887   737975 SH       SOLE                   737975        0        0
MANNKIND CORP                  COM              56400p201     9140   554300 SH       SOLE                   554300        0        0
NETEASE COM INC                SPONSORED ADR    64110w102    21091  1128455 SH       SOLE                  1128455        0        0
NINTENDO CO LTD                                 6639550      50674   195200 SH       SOLE                   195200        0        0
OSI PHARMACEUTICALS INC        COM              671040103    19579   559710 SH       SOLE                   559710        0        0
PRICELINE COM INC              COM NEW          741503403    23824   546286 SH       SOLE                   546286        0        0
SEARS HLDGS CORP               COM              812350106    45180   269042 SH       SOLE                   269042        0        0
SHIRE PLC                      SPONSORED ADR    82481r106    32989   534147 SH       SOLE                   534147        0        0
THERAVANCE INC                 COM              88338t104    15191   491779 SH       SOLE                   491779        0        0
TYCO INTL LTD NEW              CALL             902124906     3021    21576 SH  CALL SOLE                    21576        0        0
TYCO INTL LTD NEW              COM              902124106    26488   871320 SH       SOLE                   871320        0        0
UNITED STATES STL CORP NEW     COM              912909108    36453   498405 SH       SOLE                   498405        0        0
WARNER MUSIC GROUP CORP        COM              934550104     4580   199555 SH       SOLE                   199555        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    14620  1011775 SH       SOLE                  1011775        0        0